Revenues - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenue	$ 6,078,953	$ 4,031,103	$ 2,504,937
Total	6,078,953	4,031,103	2,504,896
Sales of products [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenue	4,888,968	3,985,773	2,085,018
NRE&POC Contracts and related services [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenue	$ 1,189,985	$ 45,330	$ 419,878